UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06121

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2007

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments January 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.8%)
	Australia (11.7%)
	Apparel/Footwear
105,221	Billabong International Ltd. (a)	$1,340,469

	Beverages: Alcoholic
226,200	Foster’s Group Ltd.	1,189,152
152,803	McGuigan Simeon Wines Ltd.	431,919
		1,621,071
	Casino/Gaming
291,700	Tattersall’s Ltd. (a)	924,282

	Engineering & Construction
103,700	Boom Logistics Ltd	332,263

	Financial Conglomerates
17,600	Macquarie Bank Ltd.	1,108,418
61,450	Promina Group Ltd. (a)	347,194
36,050	Suncorp-Metway Ltd. (a)	604,786
		2,060,398
	Food Retail
325,000	Metcash Ltd.	1,166,517

	Forest Products
159,400	Great Southern Plantations Ltd.	325,649
160,500	Gunns Ltd. (a)	380,563
		706,212
	Gas Distributors
128,000	Origin Energy Ltd.	904,498

	Industrial Conglomerates
60,150	Wesfarmers Ltd. (a)	1,785,310

	Investment Managers
117,750	AMP Ltd.	958,013

	Major Banks
51,150	Australia and New Zealand Banking Group Ltd.	1,160,542
9,200	Commonwealth Bank of Australia	357,786
62,500	National Australia Bank Ltd. (a)	1,963,375
44,450	Westpac Banking Corp.	868,242
		4,349,945
	Oil Refining/Marketing
64,300	Caltex Australia Ltd. (a)	1,088,816

	Other Metals/Minerals
158,601	BHP Billiton Ltd.	3,242,934
15,750	Rio Tinto Ltd.	942,968
		4,185,902

	Other Transportation
119,200	Macquarie Airports (Stapled Securities) ***	330,257

	Property - Casualty Insurers
27,900	QBE Insurance Group Ltd. (a)	669,703

	Real Estate Investment Trusts
47,550	Westfield Group (Stapled Securities) *** (a)	824,765

	Total Australia	23,248,421

	Bermuda (0.4%)
	Electronic Equipment/Instruments
711,000	Gome Electrical Appliance	754,782

	Cayman Islands (0.3%)
	Home Furnishings
1,049,000	Samson Holding Ltd	565,523

	China (4.0%)
	Airlines
1,036,000	Air China Ltd. * (a)	736,266

	Electric Utilities
1,006,000	Huaneng Power International, Inc. (Class H) (a)	909,970

	Integrated Oil
758,000	PetroChina Co., Ltd. (a)	934,962

	Life/Health Insurance
146,000	China Life Insurance Co., Ltd. (Class H)	430,258

	Major Banks
2,034,000	Industrial and Commercial Bank of China Ltd. *	1,189,584

	Miscellaneous
1,031,000	China Coal Energy Co. *	780,290
910,000	China Commuinications Co. Ltd *	1,035,985
		1,816,275
	Multi-Line Insurance
255,000	Ping An Insurance (Group) Co. of China, Ltd. (Class H)	1,239,706

	Steel
1,007,000	Maanshan Iron & Steel Co., Ltd.	645,447

	Total China	7,902,468

	Hong Kong (8.0%)
	Apparel/Footwear Retail
166,500	Esprit Holdings Ltd.	1,701,127

	Consumer Sundries
818,000	Moulin Global Eyecare Holdings Ltd. ** (b) *	0

	Electric Utilities
390,000	China Resources Power Holdings Co., Ltd.	615,632

	Engineering & Construction
449,800	New World Development Co., Ltd.	984,932

	Financial Conglomerates
154,000	Wharf (Holdings) Ltd. (The)	571,330

	Industrial Conglomerates
37,000	Swire Pacific Ltd. (Class A)	426,693

	Major Banks
290,000	BOC Hong Kong (Holdings) Ltd.	763,407

	Major Telecommunications
323,000	China Netcom Grp Corp (a)	809,102

	Marine Shipping
1,106,000	China Cosco Holdings	809,336

	Oil & Gas Production
122,000	CNOOC Ltd.	104,529

	Property - Casualty Insurers
1,720,000	PICC Property & Casualty Company Ltd. * (a)	1,019,353

	Railroads
213,500	MTR Corp., Ltd.	566,912

	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	729,112
159,000	Great Eagle Holdings Ltd. (a)	520,212
116,000	HongKong Land Holdings Ltd.	516,426
		1,765,750
	Regional Banks
5,206,000	China Construction Bank (Class H) (a)	3,066,378
18,000	Dah Sing Financial Group	176,817
		3,243,195
	Tools/Hardware
570,000	Techtronic Industries Co., Ltd.	875,881

	Wireless Telecommunications
169,000	China Mobile (Hong Kong) Ltd.	1,556,447

	Total Hong Kong	15,813,626

	India (2.5%)
	Electrical Products
15,000	ABB Ltd India	1,229,871
35,400	Bharat Heavy Electricals Ltd.	2,019,301
20,000	Siemens India Ltd.	520,299
		3,769,471
	Regional Banks
90,600	Punjab National Bank Limited (b)	1,148,086

	Total India	4,917,557

	Indonesia (3.1%)
	Agricultural Commodities/Milling
325,500	PT Astra Agro Lestari Tbk	475,322
464,000	PT London Sumatra Indonesia	271,522
		746,844
	Construction Materials
488,500	PT Indocement Tunggal Prakarsa Tbk *	289,148

	Major Telecommunications
1,280,000	PT Telekomunkasi Indonesia Tbk (Series B)	1,335,548

	Miscellaneous
1,771,000	PT Indofood Sukses Makmur Tbk	330,364

	Motor Vehicles
506,000	PT Astra International Tbk	831,640

	Real Estate Development
22,991,000	PT Kawasan Industri Jababeka Tbk *	420,291

	Regional Banks
934,000	PT Bank Central Asia Tbk	527,702
897,500	PT Bank Mandiri	253,736
1,143,500	PT Bank Rakyat Indonesia	670,142
		1,451,580
	Specialty Stores
1,942,100	PT Mitra Adiperkasa Tbk	187,667

	Trucks/Construction/Farm Machinery
769,000	PT United Tractors Tbk	569,891

	Total Indonesia	6,162,973

	Japan (f) (48.7%)
	Auto Parts: O.E.M.
45,900	NIFCO Inc. (a)	1,080,845
19,800	Toyoda Gosei Co., Ltd.	471,146
		1,551,991
	Building Products
130,000	Nippon Sheet Glass Company, Ltd. (a)	636,541
132,000	Sanwa Shutter Corp. (a)	794,618
		1,431,159
	Chemicals: Major Diversified
205,000	Mitsubishi Chemical Holdings Corp. *	1,383,672

	Chemicals: Specialty
190,000	Daicel Chemical Industries, Ltd. (a)	1,364,731
320,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,340,844
150,000	Kaneka Corp. (a)	1,346,097
69,200	Shin-Etsu Polymer Co., Ltd. (a)	874,493
		4,926,165
	Commercial Printing/Forms
77,000	Dai Nippon Printing Co., Ltd.	1,210,279
12,600	Nissha Printing Co., Ltd. (a)	400,836
		1,611,115
	Computer Peripherals
79,100	Mitsumi Electric Co., Ltd. (a)	1,881,424

	Computer Processing Hardware
286,000	Fujitsu Ltd.	2,147,708

	Electric Utilities
37,700	Tokyo Electric Power Co., Inc.	1,285,220

	Electrical Products
271,000	Furukawa Electric Co., Ltd. *	1,840,876

	Electronic Components
22,400	TDK Corp. (a)	1,884,429

	Electronic Distributors
31,800	Ryosan Co., Ltd.	795,116

	Electronic Equipment/Instruments
58,100	Canon Inc.	3,062,662
21,400	Kyocera Corp.	1,970,185
134,000	Matsushita Electric Industrial Co., Ltd. (a)	2,670,273
360,000	NEC Corp.	1,819,250
109,000	Ricoh Co., Ltd.	2,379,387
348,000	Toshiba Corp. (a)	2,221,119
		14,122,876
	Electronics/Appliances
75,800	Casio Computer Co., Ltd. (a)	1,568,011
46,100	Fuji Photo Film Co., Ltd.	1,904,927
19,100	Rinnai Corp. (a)	572,347
37,200	Sony Corp. (a)	1,719,710
		5,764,995
	Engineering & Construction
66,000	Kyudenko Corp.	404,379
61,000	Maeda Road Construction Co., Ltd.	435,282
189,000	Obayashi Corp.	1,150,422
34,000	Sanki Engineering Co., Ltd.	239,201
		2,229,284
	Finance/Rental/Leasing
55,900	Hitachi Capital Corp.	1,109,889

	Food Retail
44,000	FamilyMart Co., Ltd.	1,142,133

	Food: Meat/Fish/Dairy
76,000	Nippon Meat Packers, Inc. (a)	852,514

	Food: Specialty/Candy
32,600	House Foods Corp.	517,806

	Home Building
170,000	Sekisui Chemical Co., Ltd.	1,309,366
91,000	Sekisui House, Ltd. (a)	1,285,817
		2,595,183
	Industrial Conglomerates
299,000	Hitachi Ltd.	2,009,926

	Industrial Machinery
129,000	Amada Co., Ltd.	1,387,114
79,000	Daifuku Co., Ltd.	1,130,845
55,300	Daikin Industries, Ltd.	1,830,248
32,400	Fuji Machine Mfg. Co., Ltd.	627,446
66,000	Fujitec Co., Ltd.	489,549
420,000	Mitsubishi Heavy Industries, Ltd. (a)	2,160,470
174,000	Tsubakimoto Chain Co.	1,156,136
		8,781,808
	Industrial Specialties
44,200	Lintec Corp.	826,991
104,000	Toyo Ink Mfg. Co., Ltd.	436,927
		1,263,918
	Major Telecommunications
239	Nippon Telegraph & Telephone Corp.	1,194,603

	Metal Fabrications
170,000	Minebea Co., Ltd.	1,132,054
197,000	Mitsui Mining & Smelting Co., Ltd.	1,016,901
		2,148,955
	Miscellaneous Manufacturing
69,000	Kurita Water Industries Ltd. (a)	1,476,287

	Motor Vehicles
240,300	Nissan Motor Co., Ltd. (a)	3,002,019
76,800	Suzuki Motor Corp. (a)	2,212,029
58,100	Toyota Motor Corp.	3,826,438
58,700	Yamaha Motor Co., Ltd.	1,822,660
		10,863,146
	Movies/Entertainment
24,300	TOHO Co., Ltd.	447,168

	Pharmaceuticals: Other
42,900	Astellas Pharma Inc. (a)	1,826,614
62,800	Daiichi Sankyo Co., Ltd. *	1,752,735
28,400	Ono Pharmaceutical Co., Ltd.	1,391,359
		4,970,708
	Railroads
171	East Japan Railway Co.	1,188,467

	Recreational Products
13,500	Nintendo Co., Ltd.	4,007,082
66,000	Yamaha Corp.	1,346,342
		5,353,424
	Semiconductors
13,700	Rohm Co., Ltd. (a)	1,250,524

	Steel
176,000	Nippon Steel Corp.	1,043,491

	Textiles
55,000	Nisshinbo Industries, Inc.	612,337
220,000	Teijin Ltd.	1,251,711
		1,864,048

	Wholesale Distributors
17,600	Hitachi High-Technologies Corp.	531,558
118,500	Mitsubishi Corp.	2,416,882
62,000	Nagase & Co., Ltd.	755,751
		3,704,191
	Total Japan	96,634,219

	Malaysia (0.8%)
	Agricultural Commodities/Milling
72,000	Kuala Lumpur Kepong Berhad	307,131

	Electric Utilities
142,000	YTL Corp. Berhad	300,276

	Engineering & Construction
287,800	Road Builder (M) Holdings Berhad	322,379

	Food: Specialty/Candy
106,000	PPB Oil Palms Berhad	360,978

	Regional Banks
80,300	Public Bank Berhad	211,587

	Total Malaysia	1,502,351

	Pakistan (0.4%)
	Oil & Gas Production
371,380	Oil & Gas Development Co. Ltd.	761,476

	Philippines (1.0%)
	Financial Conglomerates
60,900	Ayala Corporation	785,053

	Specialty Telecommunications
22,755	Philippine Long Distance Telephone Co.	1,214,677

	Total Philippines	1,999,730

	Singapore (5.3%)
	Electronic Components
405,000	UniSteel Technology Ltd.	694,573

	Major Banks
80,000	DBS Group Holdings Ltd.	1,145,272
183,600	Oversea-Chinese Banking Corp., Ltd.	948,880
		2,094,152
	Real Estate Development
327,000	Capitaland Ltd.	1,443,649
88,000	City Developments Ltd.	811,132
1,172,000	United Industrial Corp., Ltd.	1,691,059
		3,945,840
	Real Estate Investment Trusts
885,400	CDL Hospitality Trusts	1,005,397
756,000	Suntec Real Estate Investment Trust	909,442
		1,914,839
	Regional Banks
127,000	United Overseas Bank Ltd.	1,573,697

	Trucks/Construction/Farm Machinery
136,000	SembCorp Industries Ltd.	378,796

	Total Singapore	10,601,897

	South Africa (0.1%)
	Chemicals: Specialty
8,670	LG Petrochemical Co., Ltd	272,406

	South Korea (6.4%)
	Advertising/Marketing Services
2,012	Cheil Communications, Inc.	468,412

	Apparel/Footwear
15,110	Cheil Industries Inc.	587,108

	Chemicals: Specialty
3,190	Honam Petrochemical Corp.	257,851
13,910	L.G. Chemical Ltd.	424,528
8,360	SSCP Co., Ltd *	188,076
		870,455
	Department Stores
1,131	Shinsegae Co., Ltd.	655,905

	Electronics/Appliances
19,520	Woongjin Coway Co., Ltd.	509,506

	Engineering & Construction
7,400	GS Engineering & Construction Corp.	615,421
7,260	Hyundai Engineering & Construction Co., Ltd. *	373,140
6,140	Samsung Engineering Co. Ltd.	278,827
		1,267,388
	Financial Conglomerates
18,810	Shinhan Financial Group Co., Ltd.	983,075

	Food: Specialty/Candy
1,700	Orion Corp.	446,045

	Household/Personal Care
890	Ameropacific Corporation	531,104

	Internet Software/Services
4,550	CDNetworks Co., Ltd. *	146,381
3,890	NHN Corp.	513,098
		659,479
	Major Banks
12,660	Kookmin Bank	1,007,784

	Other Consumer Services
2,052	Hana Tour Service Inc.	151,328

	Property - Casualty Insurers
4,000	Samsung Fire & Marine Insurance Co., Ltd.	673,714

	Semiconductors
3,737	Samsung Electronics Co., Ltd.	2,312,625

	Trucks/Construction/Farm Machinery
23,770	Doosan Infracore Co., Ltd.	487,361
3,520	Hyundai Heavy Industries Co., Ltd. *	508,527
4,215	Hyundai Mipo Dockyard Co., Ltd.	526,266
		1,522,154

	Total South Korea	12,646,082

	Taiwan (6.8%)
	Chemicals: Major Diversified
314,000	Eternal Chemical Co., Ltd.	524,022

	Computer Peripherals
382,741	Hon Hai Precision Industry Co., Ltd.	2,619,264

	Computer Processing Hardware
15,600	High Tech Computer Corp. *	232,184
244,267	Wistron Corp. *	353,077
		585,261
	Electronic Components
239,700	Everlight Electronics Co., Ltd.	827,878
209,968	Transcend Information Inc.	564,383
188,700	Tripod Technology Corp.	748,589
261,000	TXC Corp.	447,471
		2,588,321
	Electronic Equipment/Instruments
645,229	Delta Electronics, Inc.	2,109,719

	Electronics/Appliance Stores
59,686	Largan Precision Co., Ltd.	904,103

	Financial Conglomerates
141,374	Cathay Financial Holding Co., Ltd.	314,575
573,371	Shin Kong Financial Holding Co., Ltd.	575,401
		889,976
	Miscellaneous Manufacturing
79,630	Catcher Technology Co., Ltd.	861,945

	Regional Banks
891,000	Chang Hwa Commercial Bank *	613,802

	Semiconductors
128,700	MediaTek Inc.	1,406,611
598,625	Powerchip Semiconductor Corp.	383,197
		1,789,808

	Total Taiwan	13,486,221

	Thailand (0.3%)
	Home Building
506,600	Land & Houses PCL (Alien Shares) (a)	98,124

	Major Banks
157,900	Kasikornbank PCL (Alien Shares)	280,126

	Regional Banks
95,800	Bangkok Bank PCL (Alien Shares)	304,612

	Total Thailand	682,862

	Total Common Stocks
	(Cost $148,759,383)	197,952,594

	Preferred Stock (0.3%)
	South Korea
	Semiconductors
1,245	Samsung Electronics Co., Ltd.
	(Cost $279,660)	585,319

	Investment Trusts/Mutual Funds
	China (0.0%)
100,000	Investment Co. of China* ** (b)
	(Cost $783,625)	0

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (15.6%)
	Short-Term Debt Securities held as Collateral on Loaned
	Securities (15.6%)
$941	AIG Match Funding Corp., 5.30%, 12/17/07 (d)	940,754
672	Alliance and Leister Plc., 5.33%, 02/29/08 (d)	671,709
327	Anglo Irish Bank Corp Plc., 5.35%, 07/09/07	327,008
336	Bancaja, 5.36%, 02/29/08 (d)	335,854
1,075	Bank of America, 5.32%, 05/15/07 (d)	1,074,734
336	Bank of New York Co., Inc. 5.31%, 02/29/08 (d)	335,854
	Bear Stearns,
672	5.36%, 02/29/08 (d)	671,709
269	5.38%, 03/08/07 (d)	268,735
403	5.37%, 03/12/07 (d)	403,025
672	BNP Paribas Mtn., 5.35%, 02/29/08 (d)	671,709
286	Cancara Asset Securitisation LLC., 5.29%, 02/09/07	286,294
	CIC NY,
470	5.31%, 09/04/07 (d)	470,152
672	5.34%, 05/31/07 (d)	671,709
685	Dekabank Deutsche Girozentrale, 5.38%, 02/29/08 (d)	685,143
4,170	Deutsche Bank Securities Inc., 5.33%, 02/01/07	4,170,643
672	Dexia Bank NY, 5.33%, 09/28/07 (d)	671,610
1,003	Emerald Notes 5.29%, 02/22/07	1,003,139
336	First Tennesee Bank 5.33%, 02/29/08 (d)	335,855
	Goldman Sachs Group, Inc.,
336	5.37%, 02/29/08 (d)	335,854
631	5.42%, 01/31/08 (d)	631,406
336	HSBC Finance Corp., 5.31%, 02/29/08 (d)	335,854
336	Liberty Lighthouse US Capital, 5.33%, 02/01/07 (d)	335,838
403	Manufacturers and Traders, 5.30%, 06/15/07 (d)	403,026
674	Marshall & Ilsley Bank 5.37%, 12/17/07	673,593
333	Master Fund LLC Seriers B, 5.33%, 03/15/07	333,338

353	Merrill Lynch and Company, 5.33%, 04/26/07 (d)	352,961
1,008	Metropolitan Life Global Funding, 5.31%, 02/29/08 (d)	1,007,563
336	MIT UFJ Trust NY, 5.33%, 02/16/07 (d)	335,854
	Natexis Banques Populaires NY,
336	5.35%, 02/28/07 (d)	335,854
672	5.34%, 04/05/07 (d)	671,709
	National City Bank Cleveland,
638	5.32%, 03/01/07 (d)	638,094
336	5.32%, 09/18/07 (d)	335,835
1,343	National Rural Utilities Coop., Fin., 5.32%, 02/29/08 (d)	1,343,418
779	Nationwide Building Society, 5.44%, 01/31/08 (d)	779,182
1,008	Nordea Bank New York, 5.31%, 05/16/07 (d)	1,007,538
793	Park Granada LLC., 5.30%, 02/02/07	792,619
334	Rhein-Main Securitisaton Limited, 5.30%, 02/22/07	334,134
468	Sheffield Receivable Corp., 5.30%, 02/16/07	468,129
672	Skandi New York, 5.31%, 02/29/08 (d)	671,709
672	SLM Corp., 5.33%, 02/29/08 (d)	671,709
442	Solitaire Funding LLC., 5.29%, 02/20/07	441,511
712	Tempo Finance Corp., 5.30%, 02/16/07	712,033
535	Ticonderoga Funding LLC., 5.29%, 02/26/07	534,774
672	Toronto Dominion New York, 5.32%, 05/29/07 (d)	671,709
1,003	Tulip Ex: Tulip Funding Corporation, 5.31%, 02/28/07	1,003,122
470	Unicredito Italiano Bank (IRE) Plc., 5.33%, 02/29/08 (d)	470,196
228	World Savings Bank FSB., 5.32%, 10/19/07 (d)	228,381

	Total Short-Term Debt Securities held as Collateral
	on Loaned Securities (Cost $30,852,579)	30,852,579

	Repurchase Agreement (0.0%)
48	Joint repurchase agreement account 5.26% due 02/01/07
	(dated 01/31/07; proceeds $48,007) (c)
	(Cost $48,000)	48,000

	Total Short-Term Investments
	(Cost $30,900,579)	30,900,579

Total Investments
(Cost $180,723,247) (e)	115.7%	229,438,492
Liabilities in Excess of Other Assests	(15.7)	(31,063,452)
Net Assets	100.0%	$198,375,040

*	Non-income producing security.
**	Resale is restricted to qualified institutional investor.
***	Comprised of securities in separate entities that are traded as a single stapled security.
(a)	All or portion of this security was on loan as of January 31, 2007. The total value of the loaned securities and related collateral outstanding were $29,275,767 and $30,852,579, respectively.
(b)

Securities with total market value equal to $1,148,086 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on January 31, 2007.
(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $55,161,906 and the aggregate gross unrealized depreciation is $6,446,661, resulting in net unrealized appreciation of $48,715,245.

(f)

At October 31, 2006, investments in securities of issuers in Japan represented 48.6% of the Fund’s net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Forward Foreign Currency Contracts Open at January 31, 2007:

					UNREALIZED
	CONTRACTS	IN EXCHANGE		DELIVERY	APPRECIATION/
	TO DELIVER	FOR		DATE	DEPRECIATION

	27,160	AUD	35,095	02/01/07	$11
	9,535	HKD	74,422	02/01/07	2
IDR	178,148,278	$19,611		02/01/07	(13)

		Net Unrealized Appreciation			$0

Currency Abbreviations:
AUD	Australian Dollar.
HKD	Hong Kong Dollar.
IDR	Indonesia Rupiah.

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments January 31, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Collateral on Loaned Securities	$30,852,579	15.6%
Electronic Equipment/Instruments	16,987,377	8.5
Motor Vehicles	11,694,786	5.9
Major Banks	9,684,998	4.9
Industrial Machinery	8,781,808	4.4
Regional Banks	8,546,559	4.3
Electronics/Appliances	6,274,501	3.2
Real Estate Development	6,131,881	3.1
Chemicals: Specialty	6,069,026	3.0
Semiconductors	5,938,276	3.0
Electrical Products	5,610,347	2.8
Recreational Products	5,353,424	2.7
Financial Conglomerates	5,289,832	2.7
Electronic Components	5,167,323	2.6
Engineering & Construction	5,136,246	2.6
Pharmaceuticals: Other	4,970,708	2.5
Computer Peripherals	4,500,688	2.3
Industrial Conglomerates	4,221,929	2.1
Other Metals/Minerals	4,185,902	2.1
Wholesale Distributors	3,704,191	1.9
Major Telecommunications	3,339,253	1.7
Electric Utilities	3,111,098	1.6
Real Estate Investment Trusts	2,739,604	1.4
Computer Processing Hardware	2,732,969	1.4
Home Building	2,693,307	1.4
Trucks/Construction/Farm Machinery	2,470,841	1.2
Property - Casualty Insurers	2,362,770	1.2
Miscellaneous Manufacturing	2,338,232	1.2
Food Retail	2,308,650	1.2
Metal Fabrications	2,148,955	1.1
Miscellaneous	2,146,639	1.1
Apparel/Footwear	1,927,577	1.0
Chemicals: Major Diversified	1,907,694	0.9
Textiles	1,864,048	0.9
Railroads	1,755,379	0.9
Apparel/Footwear Retail	1,701,128	0.9
Steel	1,688,938	0.8
Beverages: Alcoholic	1,621,070	0.8
Commercial Printing/Forms	1,611,115	0.8
Wireless Telecommunications	1,556,447	0.8
Auto Parts: O.E.M.	1,551,991	0.8
Building Products	1,431,159	0.7
Food: Specialty/Candy	1,324,829	0.7
Industrial Specialties	1,263,918	0.6
Multi-Line Insurance	1,239,706	0.6
Specialty Telecommunications	1,214,677	0.6
Finance/Rental/Leasing	1,109,889	0.6

Oil Refining/Marketing	1,088,816	0.5
Agricultural Commodities/Milling	1,053,975	0.5
Investment Managers	958,013	0.5
Integrated Oil	934,962	0.5
Casino/Gaming	924,282	0.5
Gas Distributors	904,498	0.5
Electronics/Appliance Stores	904,103	0.5
Tools/Hardware	875,881	0.4
Oil & Gas Production	866,005	0.4
Food: Meat/Fish/Dairy	852,514	0.4
Marine Shipping	809,336	0.4
Electronic Distributors	795,116	0.4
Airlines	736,266	0.4
Forest Products	706,212	0.4
Internet Software/Services	659,479	0.3
Department Stores	655,905	0.3
Home Furnishings	565,523	0.3
Household/Personal Care	531,104	0.3
Advertising/Marketing Services	468,412	0.2
Movies/Entertainment	447,168	0.2
Life/Health Insurance	430,258	0.2
Other Transportation	330,257	0.2
Construction Materials	289,148	0.1
Specialty Stores	187,667	0.1
Other Consumer Services	151,328	0.1
Repurchase Agreement	48,000	0.0

	$229,438,492	115.7%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007